Basis of Presentation and General Information (Details)	6 Months Ended
Jun. 30, 2012 DWT
Adventure Two [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Type Of Motor Vessel	Free Destiny
Type Of Ship	Handysize
Dead Weight Tonnage	25,240
Year Built	1982
Date Of Acquisition	Aug. 04, 2004
Date Of Disposal	Aug. 27, 2010
Adventure Three [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Type Of Motor Vessel	Free Envoy
Type Of Ship	Handysize
Dead Weight Tonnage	26,318
Year Built	1984
Date Of Acquisition	Sep. 29, 2004
Date Of Disposal	May 13, 2011
Adventure Four [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Type Of Motor Vessel	Free Fighter
Type Of Ship	Handysize
Dead Weight Tonnage	38,905
Year Built	1982
Date Of Acquisition	Jun. 14, 2005
Date Of Disposal	Apr. 27, 2007
Adventure Five [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Type Of Motor Vessel	Free Goddess
Type Of Ship	Handysize
Dead Weight Tonnage	22,051
Year Built	1995
Date Of Acquisition	Oct. 30, 2007
Adventure Six [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Type Of Motor Vessel	Free Hero
Type Of Ship	Handysize
Dead Weight Tonnage	24,318
Year Built	1995
Date Of Acquisition	Jul. 03, 2007
Adventure Seven [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Type Of Motor Vessel	Free Knight
Type Of Ship	Handysize
Dead Weight Tonnage	24,111
Year Built	1998
Date Of Acquisition	Mar. 19, 2008
Adventure Eight [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Type Of Motor Vessel	Free Jupiter
Type Of Ship	Handymax
Dead Weight Tonnage	47,777
Year Built	2002
Date Of Acquisition	Sep. 05, 2007
Adventure Nine [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Type Of Motor Vessel	Free Impala
Type Of Ship	Handysize
Dead Weight Tonnage	24,111
Year Built	1997
Date Of Acquisition	Apr. 02, 2008
Adventure Ten [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Type Of Motor Vessel	Free Lady
Type Of Ship	Handymax
Dead Weight Tonnage	50,246
Year Built	2003
Date Of Acquisition	Jul. 07, 2008
Date Of Disposal	Nov. 08, 2011
Adventure Eleven [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Type Of Motor Vessel	Free Maverick
Type Of Ship	Handysize
Dead Weight Tonnage	23,994
Year Built	1998
Date Of Acquisition	Sep. 01, 2008
Adventure Twelve [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Type Of Motor Vessel	Free Neptune
Type Of Ship	Handysize
Dead Weight Tonnage	30,838
Year Built	1996
Date Of Acquisition	Aug. 25, 2009
Adventure Fourteen [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Type Of Motor Vessel	Hull 1
Type Of Ship	Handysize
Dead Weight Tonnage	33,600
Year Built	2012
Date Of Contract Termination	Apr. 28, 2012
Adventure Fifteen [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Type Of Motor Vessel	Hull 2
Type Of Ship	Handysize
Dead Weight Tonnage	33,600
Year Built	2012
Date Of Contract Termination	Jun. 04, 2012